Significant Contracts	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Significant Contracts [Abstract]
Significant Contracts [Text Block]
5.	Significant Contracts

QVC Agreements

In connection with the Company’s agreements with QVC, they are required to pay us fees based primarily on a percentage of its net sales of Isaac Mizrahi and Ripka branded merchandise. QVC royalty revenue represents a significant portion of the Company’s total revenues. Royalties from QVC totaled $10,654,000 and $5,976,000 for the Current Nine Months and the Prior Year Nine Months, respectively, representing 69% and 58% of the Company’s total revenues, respectively. As of September 30, 2014 and December 31, 2013, the Company had receivables from QVC of $3,839,000 and $2,060,000, representing 72% and 58% of the Company’s receivables, respectively. The December 31, 2013 QVC receivable includes $152,000 of earned revenue that had been accrued but not billed as of December 31, 2013.

4.  Significant Contracts

QVC Agreement
In connection with the Company’s agreement with QVC, they are required to pay fees based primarily on a percentage of its net sales of Mizrahi branded merchandise. Licensing revenues from QVC totaled $8.13 million and $7.69 million for the Current Year and the Prior Year, respectively, representing 61% of the Company’s total revenues each year. As of December 31, 2013 and December 31, 2012, the Company had a receivable from QVC in the amount of $2.06 million and $1.90 million, respectively, representing 55% of the Company’s receivables each year. The December 31, 2013 QVC receivable includes $152,000 of earned revenue that has been accrued but not billed as of December 31, 2013.

LCNY Agreement
In connection with the Company’s agreement with Kate Spade and Company (formerly Fifth & Pacific Companies, Inc. and formerly Liz Claiborne, Inc.) (“KSC”) (the “LCNY Agreement”), KSC is required to pay the Company royalties based primarily on a percentage of royalties KSC receives from QVC under a separate license agreement between KSC and QVC. Revenues from the LCNY Agreement totaled $1.57 million and $1.71 million for the Current Year and the Prior Year, respectively, representing 12% and 13% of the Company’s total revenues, respectively. As of December 31, 2013 and December 31, 2012, the Company had a receivable from KSC in the amount of $0.61 million and $0.70 million, respectively, representing 18% and 20% of the Company’s receivables, respectively.